Loans and Allowance for Credit Losses (Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		¥ 946,796	¥ 907,744
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	611,382	528,133
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	348,981	257,049
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	12,915	13,751
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	63,462	64,028
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	45,158	57,480
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	108,504	95,809
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	691	1,156
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	9,576	11,996
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	9,545	10,496
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	12,550	16,368
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	97,032	114,275
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	71,454	99,359
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	90,705	103,614
Troubled debt restructurings on nonaccrual loans, Outstanding recorded investment balances		46,044	51,780
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	56,299	62,363
Troubled debt restructurings on nonaccrual loans, Outstanding recorded investment balances		22,193	¥ 23,697
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2],[3]	19,924
Troubled debt restructurings on nonaccrual loans, Outstanding recorded investment balances		¥ 7,136

[1]	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
[2]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2014 and 2015 are nonaccrual TDRs as follows: ¥51,780 million and ¥46,044 million-Card; ¥23,697 million and ¥22,193 million-MUAH; and nil and ¥7,136 million-Krungsri, respectively.
[3]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit loss was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no TDRs were stated at March 31, 2014 in the above table.